Income Taxes - Summary Of Company's Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Uncertainties [Abstract]
Beginning balance	$ 12	$ 0
Additions	35	12
Ending balance	$ 47	$ 12